Empower Lifetime 2045 Fund Annual Fund Operating Expenses - Empower Lifetime 2045 Fund	Dec. 31, 2025
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.12%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.41%	[1]
Expenses (as a percentage of Assets)	0.53%	[2]
Investor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.12%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.35%
Other Expenses (as a percentage of Assets):	0.35%
Acquired Fund Fees and Expenses	0.41%	[1]
Expenses (as a percentage of Assets)	0.88%	[2]
Service
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.12%
Distribution and Service (12b-1) Fees	0.10%
Component1 Other Expenses	0.35%
Other Expenses (as a percentage of Assets):	0.35%
Acquired Fund Fees and Expenses	0.41%	[1]
Expenses (as a percentage of Assets)	0.98%	[2]

[1]	The Acquired Fund Fees and Expenses are estimated for the current fiscal year.
[2]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.